RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Interest income	¥ 6,266,000,000	¥ 5,732,000,000	¥ 4,803,000,000
Interest expense	16,769,000,000	15,018,000,000	15,198,000,000
Interest expense on lease liabilities	9,096,000,000	9,200,000,000	9,349,000,000
Guarantees	8,927,000,000	14,863,000,000
Sinopec Group Company and fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of goods	352,691,000,000	297,381,000,000	228,307,000,000
Purchases	184,986,000,000	191,888,000,000	151,300,000,000
Transportation and storage	18,291,000,000	19,443,000,000	8,734,000,000
Exploration and development services	37,317,000,000	33,930,000,000	31,444,000,000
Production related services	48,465,000,000	44,405,000,000	31,915,000,000
Ancillary and social services		1,730,000,000	2,952,000,000
Agency commission income	173,000,000	194,000,000	160,000,000
Interest income	1,203,000,000	715,000,000	704,000,000
Interest expense	541,000,000	385,000,000	919,000,000
Net deposits placed with related parties	(3,382,000,000)	(8,265,000,000)	(17,585,000,000)
Net funds (placed with)/obtained from related parties	36,608,000,000	30,305,000,000	(31,144,000,000)
Interest expense on lease liabilities	7,811,000,000	7,863,000,000
Rental paid for land	11,051,000,000	10,834,000,000	11,090,000,000
Rental paid for buildings	943,000,000	572,000,000	571,000,000
Rental paid for others	352,000,000	269,000,000	¥ 330,000,000
Guarantees	0	0
Finance companies
Disclosure of transactions between related parties [line items]
deposits placed with related parties	¥ 65,064,000,000	¥ 61,682,000,000